Operating leases - Maturity of operating lease liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Operating lease
2022	$ 278,426
2023	248,031
2024	252,249
2025	256,547
2026	43,465
Total lease payments	1,078,718
Less imputed interest	(83,492)
Present value of lease liabilities	$ 995,226	$ 1,497,777